Expense Example - Sector Rotation Fund - No Load Shares	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 207
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	$ 2,369